Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2017
Treasury Stock
Summary of shares held as treasury stock and related carrying value

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2017	21,862	$909,960
2016	19,314	646,047
2015	19,988	641,664

Summary of repurchases under stock repurchase plan by year

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Repurchased Shares Cost
2017	3,850	$73.41	$282,645
2016	500	48.57	24,287
2015	5,150	47.01	242,085

Schedule of purchases of common stock on a monthly basis

The following table sets forth information regarding the Company's purchases of its common stock on a monthly basis during the three months ended December 31, 2017:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share[1]	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs[2]	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs[2]
October 2017	300		$71.26	6,350	13,650
November 2017	1,500		73.05	7,850	12,150
December 2017	1,667	[1]	75.22	9,500	10,500
Total	3,467	[3]	$73.41

[1]	Denotes a total of 16,837 shares (not rounded) in December withheld for payment of taxes.
[2]

In January 2015, TSYS’ Board of Directors approved a stock repurchase plan to repurchase up to 20 million shares of TSYS stock.   The shares may be purchased from time to time at prices considered appropriate.  There is no expiration date for the plan.

[3]	Total number of shares purchased amounts may not total due to rounding.